Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Total		$ (30,815)	$ (30,375)
Total fair value - trading derivatives		6,475	6,102
Total fair value - hedging derivatives		(577)	338
Total fair value - trading and hedging derivatives		5,898	6,440
Total		5,898	6,440
Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		1,809	2,925
Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(63)	(247)
Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		641	667
Trading Derivatives [Member] | Interest rate contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(520)	(714)
Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(3)	(15)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts		381	346
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts		(384)	(312)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts		(420)	657
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts		231	652
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts		2,768	(56)
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		4,660	429
Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		1,383	373
Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(815)	(456)
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		199	(91)
Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(3,385)	1,947
Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(3)	5
Trading Derivatives [Member] | Credit Contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(4)	(8)
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges - swaps	[1]	(812)	2,559
Fair value hedges - swaps	[1]	241	(1,139)
Total swaps		(571)	1,420
Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Fair value hedges			(1)
Cash flow hedges		(92)	(1,072)
Total foreign exchange contracts		(46)	(1,073)
Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		40	(9)
Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		40	(9)
Gross assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		(20,952)	(19,302)
Total		15,761	17,513
Gross assets [member] | Fair value trading and hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives		36,713	36,815
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		6,132	10,510
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		42	29
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		641	667
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts			3
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	381	346
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	3,505	3,611
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	1,438	2,080
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	8,595	4,151
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		5,916	2,162
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		1,383	373
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		319	53
Gross assets [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		5,998	8,461
Gross assets [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		34,350	32,457
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts			11
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	354	2,602
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	903	1,118
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps		1,257	3,720
Gross assets [member] | Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts		1,020	638
Total foreign exchange contracts		1,066	638
Fair value hedges		0
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		40
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		40
Gross assets [member] | Hedging Derivatives [Member] | Fair value hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[3]	2,363	4,358
Gross Liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		20,952	19,302
Total		(9,863)	(11,073)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(4,323)	(7,585)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(105)	(276)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		0
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(520)	(714)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(3)	(18)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	0
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(384)	(312)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(3,925)	(2,954)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(1,207)	(1,428)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(5,827)	(4,207)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(1,256)	(1,733)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(815)	(456)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(120)	(144)
Gross Liabilities [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(9,383)	(6,514)
Gross Liabilities [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		(27,875)	(26,355)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(3)	(6)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(4)	(8)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	(1,166)	(43)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	(662)	(2,257)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps		(1,828)	(2,300)
Gross Liabilities [member] | Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges		(1,112)	(1,710)
Fair value hedges			(1)
Total foreign exchange contracts		(1,112)	(1,711)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts			(9)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts			(9)
Gross Liabilities [member] | Hedging Derivatives [Member] | Fair value hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[3]	$ (2,940)	$ (4,020)

[1]	We held no bond futures as at October 31, 2021 (the fair value of bond futures designated in fair value hedge relationships rounded down to $nil as at October 31, 2020).
[2]	Gold contracts are included with foreign exchange contracts.
[3]	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.